UniqueLoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
7000001	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   APR Tolerance UnderDisclosed 0.25
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application

APR under disclosed by .5313 which exceeds the 0.25  tolerance.
Finance charges under disclosed by $7,218.24 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
7000002	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   HUD-1 Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement

Final HUD not signed by the borrower or stamped by settlement agent.
Finance charges under disclosed by $136.22 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
				NO	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TNR Testing Not Required	RC	C	C	C
7000003	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $128.08 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
7000004	3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Notice	TIL incomplete due to not being executed by borrower.	NO		TNR Testing Not Required	RB	B	B	B
7000005	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Right to Choose Insurance Provider
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $202.58 which exceeds the $100 for purchase. It appears the TIL itemization did not disclose closing settlement fees of $100 and $225 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
7000006	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing	Finance charges under disclosed by $269.83 which exceeds the $100 tolerance for purchases transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
7000007	2	[2] State - Missing Mortgage Originator Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider					RB	B	B	B
7000008	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
							RB	B	B	B
7000009	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   Initial TIL Missing
			Finance charge under disclosed $142.69, which exceeds the $35 tolerance for refinance. Unable to determine under disclosure due to missing TIL itemization.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
7000010	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
7000011	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure					RB	B	B	B
7000012	1						RA	A	A	A
7000013	2	[2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04) [2] Initial TIL Missing					RB	B	B	B
7000014	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							RB	B	B	B
7000015	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							RB	B	B	B
7000016	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing					RB	B	B	B
7000017	3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD not signed or stamped by the settlement agent.	YES		TR HUD Deficiency	RC	C	C	C
7000018	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
							RB	B	B	B
7000019	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
7000020	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Commitment Letter
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   Initial TIL Missing
							RB	B	B	B
7000021	2	[2] Initial TIL Date not within 3 days of Initial Application Date					RB	B	B	B